POWERSHARES EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED OCTOBER 27, 2008 TO THE PROSPECTUS DATED AUGUST 29, 2008 OF:

PowerShares Aerospace & Defense Portfolio

PowerShares CleantechTM Portfolio

PowerShares DWA Technical LeadersTM Portfolio

PowerShares Golden Dragon Halter USX China Portfolio

PowerShares Listed Private Equity Portfolio

PowerShares Lux Nanotech Portfolio

PowerShares NASDAQ-100 BuyWrite Portfolio

PowerShares S&P 500 BuyWrite Portfolio

PowerShares Value Line Industry Rotation Portfolio

PowerShares Value Line TimelinessTM Select Portfolio

PowerShares Water Resources Portfolio

PowerShares WilderHill Clean Energy Portfolio

PowerShares WilderHill Progressive Energy Portfolio

The Shares of PowerShares Aerospace & Defense Portfolio, PowerShares CleantechTM Portfolio, PowerShares Golden Dragon Halter USX China Portfolio, PowerShares Listed Private Equity Portfolio, PowerShares Lux Nanotech Portfolio, PowerShares Value Line Industry Rotation Portfolio, PowerShares Value Line TimelinessTM Select Portfolio, PowerShares Water Resources Portfolio, PowerShares WilderHill Clean Energy Portfolio and PowerShares WilderHill Progressive Energy Portfolio (each a "Fund" and collectively, the "Funds") are currently listed and traded on the American Stock Exchange LLC ("AMEX"). As soon as practicable following the acquisition of AMEX by NYSE Euronext (the "Acquisition"), it is anticipated that the Shares of the Funds will be listed and begin trading on NYSE Arca, Inc. ("NYSE Arca"), an affiliate of NYSE Euronext.

The Acquisition was completed on October 1, 2008. The Funds have taken initial steps to transfer the listing of their Shares from AMEX to NYSE Arca, with a target effective date for listing of November 3, 2008.

On the effective date, all references in the prospectus to the AMEX will be replaced with the NYSE Arca. This change has no effect on the Funds' investment objectives and strategies.

No assurance can be given as to the continued listing of the Shares of each Fund or the liquidity or trading market for the Shares.

Please Retain This Supplement For Future Reference.

POWERSHARES EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED OCTOBER 27, 2008 TO THE PROSPECTUS DATED AUGUST 29, 2008 OF:

PowerShares Buyback AchieversTM Portfolio

PowerShares Dividend AchieversTM Portfolio

PowerShares Financial Preferred Portfolio

PowerShares High Growth Rate Dividend AchieversTM Portfolio

PowerShares High Yield Equity Dividend AchieversTM Portfolio

PowerShares International Dividend AchieversTM Portfolio

(each a "Fund" and collectively, the "Funds")

The Shares of the Funds are currently listed and traded on the American Stock Exchange LLC ("AMEX"). As soon as practicable following the acquisition of AMEX by NYSE Euronext (the "Acquisition"), it is anticipated that the Shares of the Funds will be listed and begin trading on NYSE Arca, Inc. ("NYSE Arca"), an affiliate of NYSE Euronext.

The Acquisition was completed on October 1, 2008. The Funds have taken initial steps to transfer the listing of their Shares from AMEX to NYSE Arca. All of the Funds (except for PowerShares Financial Preferred Portfolio) anticipate a target effective date for listing of November 3, 2008. PowerShares Financial Preferred Portfolio anticipates a target effective date for listing of November 25, 2008.

On the effective date, all references in the prospectus to the AMEX will be replaced with the NYSE Arca. This change has no effect on the Funds' investment objectives and strategies.

No assurance can be given as to the continued listing of the Shares of each Fund or the liquidity or trading market for the Shares.

Please Retain This Supplement For Future Reference.

POWERSHARES EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED OCTOBER 27, 2008 TO THE PROSPECTUS DATED AUGUST 29, 2008 OF:

PowerShares Dynamic Aggressive Growth Portfolio

PowerShares Dynamic Deep Value Portfolio

PowerShares Dynamic Large Cap Growth Portfolio

PowerShares Dynamic Large Cap Portfolio

PowerShares Dynamic Large Cap Value Portfolio

PowerShares Dynamic Mid Cap Growth Portfolio

PowerShares Dynamic Mid Cap Portfolio

PowerShares Dynamic Mid Cap Value Portfolio

PowerShares Dynamic Small Cap Growth Portfolio

PowerShares Dynamic Small Cap Portfolio

PowerShares Dynamic Small Cap Value Portfolio

PowerShares FTSE NASDAQ Small Cap Portfolio

PowerShares Zacks Micro Cap Portfolio

PowerShares Zacks Small Cap Portfolio

The Shares of PowerShares Dynamic Aggressive Growth Portfolio, PowerShares Dynamic Deep Value Portfolio, PowerShares Dynamic Large Cap Growth Portfolio, PowerShares Dynamic Large Cap Portfolio, PowerShares Dynamic Large Cap Value Portfolio, PowerShares Dynamic Mid Cap Growth Portfolio, PowerShares Dynamic Mid Cap Portfolio, PowerShares Dynamic Mid Cap Value Portfolio, PowerShares Dynamic Small Cap Growth Portfolio, PowerShares Dynamic Small Cap Portfolio, PowerShares Dynamic Small Cap Value Portfolio, PowerShares Zacks Micro Cap Portfolio and PowerShares Zacks Small Cap Portfolio (each a "Fund" and collectively, the "Funds") are currently listed and traded on the American Stock Exchange LLC ("AMEX"). As soon as practicable following the acquisition of AMEX by NYSE Euronext (the "Acquisition"), it is anticipated that the Shares of the Funds will be listed and begin trading on NYSE Arca, Inc. ("NYSE Arca"), an affiliate of NYSE Euronext.

The Acquisition was completed on October 1, 2008. The Funds have taken initial steps to transfer the listing of their Shares from AMEX to NYSE Arca, with a target effective date for listing of November 3, 2008.

AMEX currently serves as the index provider for PowerShares Dynamic Aggressive Growth Portfolio, PowerShares Dynamic Deep Value Portfolio, PowerShares Dynamic Large Cap Growth Portfolio, PowerShares Dynamic Large Cap Portfolio, PowerShares Dynamic Large Cap Value Portfolio, PowerShares Dynamic Mid Cap Growth Portfolio, PowerShares Dynamic Mid Cap Portfolio, PowerShares Dynamic Mid Cap Value Portfolio, PowerShares Dynamic Small Cap Growth Portfolio, PowerShares Dynamic Small Cap Portfolio and PowerShares Dynamic Small Cap Value Portfolio. Following the transfer of the listings from AMEX to NYSE Arca, it is anticipated that NYSE Arca will assume the role of index provider for these Funds.

On the effective date, all references in the prospectus to the AMEX will be replaced with the NYSE Arca. This change has no effect on the Funds' investment objectives and strategies.

No assurance can be given as to the continued listing of the Shares of each Fund or the liquidity or trading market for the Shares.

Please Retain This Supplement For Future Reference.

POWERSHARES EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED OCTOBER 27, 2008 TO THE PROSPECTUS DATED AUGUST 29, 2008 OF:

PowerShares Dynamic Basic Materials Sector Portfolio

PowerShares Dynamic Consumer Discretionary Sector Portfolio

PowerShares Dynamic Consumer Staples Sector Portfolio

PowerShares Dynamic Energy Sector Portfolio

PowerShares Dynamic Financial Sector Portfolio

PowerShares Dynamic Healthcare Sector Portfolio

PowerShares Dynamic Industrials Sector Portfolio

PowerShares Dynamic Technology Sector Portfolio

PowerShares Dynamic Telecommunications & Wireless Portfolio

PowerShares Dynamic Utilities Portfolio

PowerShares NASDAQ Internet Portfolio

The Shares of PowerShares Dynamic Basic Materials Sector Portfolio, PowerShares Dynamic Consumer Discretionary Sector Portfolio, PowerShares Dynamic Consumer Staples Sector Portfolio, PowerShares Dynamic Energy Sector Portfolio, PowerShares Dynamic Financial Sector Portfolio, PowerShares Dynamic Healthcare Sector Portfolio, PowerShares Dynamic Industrials Sector Portfolio, PowerShares Dynamic Technology Sector Portfolio, PowerShares Dynamic Telecommunications & Wireless Portfolio and PowerShares Dynamic Utilities Portfolio (each a "Fund" and collectively, the "Funds") are currently listed and traded on the American Stock Exchange LLC ("AMEX"). As soon as practicable following the acquisition of AMEX by NYSE Euronext (the "Acquisition"), it is anticipated that the Shares of the Funds will be listed and begin trading on NYSE Arca, Inc. ("NYSE Arca"), an affiliate of NYSE Euronext.

The Acquisition was completed on October 1, 2008. The Funds have taken initial steps to transfer the listing of their Shares from AMEX to NYSE Arca, with a target effective date for listing of November 3, 2008.

AMEX currently serves as the Index Provider for the Funds. Following the transfer of the listings from AMEX to NYSE Arca, it is anticipated that NYSE Arca will assume the role of Index Provider for these Funds.

On the effective date, all references in the prospectus to the AMEX will be replaced with the NYSE Arca. This change has no effect on the Funds' investment objectives and strategies.

No assurance can be given as to the continued listing of the Shares of each Fund or the liquidity or trading market for the Shares.

Please Retain This Supplement For Future Reference.

POWERSHARES EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED OCTOBER 27, 2008 TO THE PROSPECTUS DATED AUGUST 29, 2008 OF:

PowerShares Dynamic Banking Portfolio

PowerShares Dynamic Biotechnology & Genome Portfolio

PowerShares Dynamic Building & Construction Portfolio

PowerShares Dynamic Energy Exploration & Production Portfolio

PowerShares Dynamic Food & Beverage Portfolio

PowerShares Dynamic Hardware & Consumer Electronics Portfolio

PowerShares Dynamic Healthcare Services Portfolio

PowerShares Dynamic Insurance Portfolio

PowerShares Dynamic Leisure and Entertainment Portfolio

PowerShares Dynamic Media Portfolio

PowerShares Dynamic Networking Portfolio

PowerShares Dynamic Oil & Gas Services Portfolio

PowerShares Dynamic Pharmaceuticals Portfolio

PowerShares Dynamic Retail Portfolio

PowerShares Dynamic Semiconductors Portfolio

PowerShares Dynamic Software Portfolio

(each a "Fund" and collectively, the "Funds")

The Shares of the Funds are currently listed and traded on the American Stock Exchange LLC ("AMEX"). As soon as practicable following the acquisition of AMEX by NYSE Euronext (the "Acquisition"), it is anticipated that the Shares of the Funds will be listed and begin trading on NYSE Arca, Inc. ("NYSE Arca"), an affiliate of NYSE Euronext.

The Acquisition was completed on October 1, 2008. The Funds have taken initial steps to transfer the listing of their Shares from AMEX to NYSE Arca, with a target effective date for listing of November 3, 2008.

AMEX currently serves as the Index Provider for the Funds. Following the transfer of the listings from AMEX to NYSE Arca, it is anticipated that NYSE Arca will assume the role of Index Provider for these Funds.

On the effective date, all references in the prospectus to the AMEX will be replaced with the NYSE Arca. This change has no effect on the Funds' investment objectives and strategies.

No assurance can be given as to the continued listing of the Shares of each Fund or the liquidity or trading market for the Shares.

Please Retain This Supplement For Future Reference.

POWERSHARES EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED OCTOBER 27, 2008 TO THE PROSPECTUS DATED AUGUST 29, 2008 OF:

PowerShares Dynamic MagniQuant Portfolio

PowerShares Dynamic Market Portfolio

PowerShares Dynamic OTC Portfolio

PowerShares FTSE RAFI US 1000 Portfolio

PowerShares NXQ Portfolio

The Shares of PowerShares Dynamic MagniQuant Portfolio, PowerShares Dynamic Market Portfolio and PowerShares Dynamic OTC Portfolio (each a "Fund" and collectively, the "Funds") are currently listed and traded on the American Stock Exchange LLC ("AMEX"). As soon as practicable following the acquisition of AMEX by NYSE Euronext (the "Acquisition"), it is anticipated that the Shares of the Funds will be listed and begin trading on NYSE Arca, Inc. ("NYSE Arca"), an affiliate of NYSE Euronext.

The Acquisition was completed on October 1, 2008. The Funds have taken initial steps to transfer the listing of their Shares from AMEX to NYSE Arca, with a target effective date for listing of November 3, 2008.

AMEX currently serves as the Index Provider for the Funds. Following the transfer of the listings from AMEX to NYSE Arca, it is anticipated that NYSE Arca will assume the role of Index Provider for these Funds.

On the effective date, all references in the prospectus to the AMEX will be replaced with the NYSE Arca. This change has no effect on the Funds' investment objectives and strategies.

No assurance can be given as to the continued listing of the Shares of each Fund or the liquidity or trading market for the Shares.

Please Retain This Supplement For Future Reference.